Goodwill and Other Intangible Assets (Components of Intangible Assets Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 735,195	¥ 724,099
Accumulated amortization	418,413	377,854
Computer software, intangible asset
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	379,504	370,178
Accumulated amortization	279,372	262,405
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	155,648	153,708
Accumulated amortization	46,613	35,276
Patents and developed technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	124,315	123,609
Accumulated amortization	59,328	46,263
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	44,914	41,688
Accumulated amortization	17,800	13,582
License Fees
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	13,651	15,944
Accumulated amortization	6,065	8,482
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	17,163	18,972
Accumulated amortization	¥ 9,235	¥ 11,846